Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The following fair value hierarchy table categorizes information regarding our net financial assets measured at fair value on a recurring basis as of December 31, 2013 and 2012 (in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2013
Supplemental executive retirement plan assets	$37.7	$—	$—	$37.7
Derivatives, net	—	1.8	—	1.8
Total financial assets	$37.7	$1.8	$—	$39.5
As of December 31, 2012
Supplemental executive retirement plan assets	$29.8	$—	$—	$29.8
Derivatives, net	—	5.2	—	5.2
Total financial assets	$29.8	$5.2	$—	$35.0

Supplemental Executive Retirement Plans

Our Ensco supplemental executive retirement plans (the "SERP") are non-qualified plans that provide for eligible employees to defer a portion of their compensation for use after retirement. Assets held in the SERP were marketable securities measured at fair value on a recurring basis using Level 1 inputs and were included in other assets, net, on our consolidated balance sheets as of December 31, 2013 and 2012.  The fair value measurements of assets held in the SERP were based on quoted market prices. Net unrealized gains of $6.2 million and $2.8 million and net unrealized losses of $300,000 from marketable securities held in our SERP were included in other, net, in our consolidated statements of income for the years ended December 31, 2013, 2012 and 2011, respectively.

Derivatives

Our derivatives were measured at fair value on a recurring basis using Level 2 inputs as of December 31, 2013 and 2012.  See "Note 6 - Derivative Instruments" for additional information on our derivatives, including a description of our foreign currency hedging activities and related methodologies used to manage foreign currency exchange rate risk. The fair value measurements of our derivatives were based on market prices that are generally observable for similar assets or liabilities at commonly quoted intervals.

Other Financial Instruments

The carrying values and estimated fair values of our debt instruments as of December 31, 2013 and 2012 were as follows (in millions):

	December 31, 2013		December 31, 2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

4.70% Senior notes due 2021	$1,477.2	$1,596.9	$1,474.7	$1,715.6
6.875% Senior notes due 2020	1,024.8	1,086.7	1,040.6	1,138.3
3.25% Senior notes due 2016	996.5	1,045.8	995.1	1,068.9
8.50% Senior notes due 2019	600.5	635.8	616.4	661.7
7.875% Senior notes due 2040	382.6	410.5	383.8	423.9
7.20% Debentures due 2027	149.1	178.6	149.0	193.2
4.33% MARAD bonds, including current maturities, due 2016	78.9	79.7	112.3	121.6
6.36% MARAD bonds, including current maturities, due 2015	25.3	27.1	38.0	48.7
4.65% MARAD bonds, including current maturities, due 2020	31.5	35.2	36.0	43.9
Total	$4,766.4	$5,096.3	$4,845.9	$5,415.8

The estimated fair values of our senior notes and debentures were determined using quoted market prices. The estimated fair values of our U.S. Maritime Administration ("MARAD") bonds were determined using an income approach valuation model. The estimated fair values of our cash and cash equivalents, short-term investments, receivables, trade payables and other liabilities approximated their carrying values as of December 31, 2013 and 2012.